Borrowings (Detail Textuals 3) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 20, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 15, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount	$ 1,486,445	$ 1,126,658			$ 1,107,241
Julius Baer Credit Agreement
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount	$ 15,000
Period of loan	24 months
GS Credit Agreement
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount				$ 50,000
Armenia International Airports CJSC | Senior Secured Dual Currency Facility Agreement
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount						$ 160,000
Cash deposit pledged as collateral	$ 25,409	23,524
Asset pledged as collateral	$ 170,588	$ 166,605
Toscana Aeroporti S.p.A.
Disclosure of detailed information about borrowings [line items]
Cash deposit pledged as collateral | €			€ 1